Financial Instruments - Summary of Impact on Profit and Equity of a 5 % strengthening of the US Dollar versus the Canadian Dollar (Detail) - 5% strengthening of US Dollar against Canadian Dollar [member] - USD ($)
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	$ 32,541	$ 192,059
CDN Current assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	(19,687)	(10,155)
CDN Accounts payable and accrued liability [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	$ 52,228	$ 202,214